Annual Total Returns- JPMorgan Tax Free Money Market Fund (Agency Shares) [BarChart] - Agency Shares - JPMorgan Tax Free Money Market Fund - Agency	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.01%	0.02%	0.02%	0.03%	0.21%	0.60%	1.18%	1.24%	0.39%